Debt (Details-Components of debt) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Term loan balance	$ 77,000	$ 74,000	$ 77,000	$ 48,524
Less unamortized loan origination costs	(3,334)	(3,750)	(3,334)	(820)
Total borrowed	76,666	70,250	73,666	47,704
Less short-term loan balance			(22,666)	(680)
Long-term loan balance	51,000	46,710	$ 51,000	$ 47,024
Less short-term loan balance	$ (22,666)	$ (23,540)